Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events The Plan has evaluated subsequent events for recognition and disclosure through the date of issuance of the financial statements.